Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Segment Information [Abstract]
Segment Information

Note 12 – Segment Information

We operate in four reportable segments: Creatd Labs, Creatd Ventures, and Creatd Partners are our three main operating segments. Our fourth segment, Creatd Studios, has high quality capabilities in place for future growth but is not current an operating segment of focus. Our segments were determined based on the economic characteristics of our products and services, our internal organizational structure, the manner in which our operations are managed and the criteria used by our Chief Operating Decision Maker (CODM) to evaluate performance, which is generally the segment’s operating losses.

Operations of:	Products and services provided:
Creatd Labs	Creatd Labs is the segment focused on development initiatives. Creatd Labs houses the Company’s proprietary technology, including its flagship platform, Vocal, as well as oversees the Company’s content creation framework, and management of its digital communities. Creatd Labs derives revenues from Vocal creator subscriptions, platform processing fees and technology licensing fees.

Creatd Ventures	Creatd Ventures builds, develops, and scales e-commerce brands. This segment generates revenues through product sales of its two majority-owned direct-to-consumer brands, Camp and Dune Glow Remedy.
Creatd Partners	Creatd Partners fosters relationships between brands and creators through its suite of agency services, including content marketing (Vocal for Brands), performance marketing (Seller’s Choice), and influencer marketing (WHE Agency). Creatd Partners derives revenues in the form of brand fees and talent management commissions.

The following tables present certain financial information related to our reportable segments and Corporate:

	Creatd Labs	Creatd Ventures	Creatd Studios	Creatd Partners	Corporate	Total

Accounts receivable, net	35,104	-	-	-	-	35,104
Prepaid expenses and other current assets	115,164	-	-	-	94,244	209,408
Deposits and other assets	138,344	-	-	-	160,159	298,503
Intangible assets	-	183,229	-	-	-	183,229
Goodwill	-	46,460	-	-	-	46,460
Inventory	16,374	96,024	-	-	-	112,398
All other assets	-	772	269	-	2,005,857	2,006,898
Total Assets	304,986	326,485	269	-	2,260,260	2,892,000

Accounts payable and accrued liabilities	1,490,249	1,774,135	10,929	394,619	9,771,030	13,440,962
Note payable, net of debt discount and issuance costs	218,747	72,507	-	-	7,316,333	7,607,587
Deferred revenue	342,609	-	-	-	-	342,609
All other Liabilities	11,000	-	-	-	2,210,543	2,221,543
Total Liabilities	2,062,605	1,846,642	10,929	394,619	19,297,906	23,612,701

	Creatd	Creatd	Creatd	Creatd
	Labs	Ventures	Studios	Partners	Corporate	Total

Accounts receivable, net	-	11,217	-	228,206	-	239,423
Prepaid expenses and other current assets	23,712	40,681	-	-	64,154	128,547
Deposits and other assets	629,955	2,600	-	-	164,676	797,231
Intangible assets	-	207,301	-	-	22,783	230,084
Goodwill		46,460	-	-	-	46,460
Inventory	30,125	374,845	-	-	-	404,970
All other assets	-	-	-	-	2,973,034	2,973,034
Total Assets	683,792	683,104	-	228,206	3,224,647	4,819,749

Accounts payable and accrued liabilities	8,495	1,635,298	-	509,931	5,411,996	7,565,720
Note payable, net of debt discount and issuance costs	130,615	184,160	-	-	6,700,504	7,015,279
Deferred revenue	275,017	-	-	24,392	-	299,409
All other Liabilities	-	-	-	-	2,442,540	2,442,540
Total Liabilities	414,127	1,819,458	-	534,323	14,555,040	17,322,948

	Creatd	Creatd	Creatd	Creatd
	Labs	Ventures	Studios	Partners	Corporate	Total

Net revenue	$243,397	$39,014	$115	$155,329	$-	$437,855
Cost of revenue	$230,247	$97,167	$-	$32,286	$-	$359,700
Gross margin	$13,150	$(58,153)	$115	$123,043	$-	$78,155

Compensation	$209,911	$58,764	$24,080	$15,102	$33,482	$341,338
Research and development	$543,161	$-	$-	$-	$-	$543,161
Marketing	$61,898	$-	$-	$-	$-	$61,898
Stock based compensation	$244,458	$68,435	$28,043	$17,587	$38,993	$397,516
General and administrative	$83,960	$50,029	$29,236	$40,036	$382,709	$585,970
Depreciation and amortization	$-	$8,681	$-	$-	$62,404	$71,085
Total operating expenses	$1,143,388	$185,909	$81,359	$72,725	$517,588	$2,000,968

Interest expense	$(38,982)	$(2,498)	$-	$(2,266)	$(429,710)	$(473,457)
All other expenses	$(31,182)	$-	$-	$-	$(491,302)	$(522,484)

Other expenses, net	$(70,164)	$(2,498)	$-	$(2,266)	$(921,012)	$(995,941)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(1,200,402)	$(246,560)	$(81,244)	$48,052	$(1,438,600)	$(2,918,754)

	Creatd	Creatd	Creatd	Creatd
	Labs	Ventures	Studios	Partners	Corporate	Total

Net revenue	$291,414	$316,654	$-	$414,783	$-	$1,022,851
Cost of revenue	$564,349	$502,396	$-	$337,817	$-	$1,404,562
Gross margin	$(272,935)	$(185,742)	$-	$76,966	$-	$(381,711)

Compensation	$59,603	$353,008	$-	$289,107	$1,034,317	$1,736,035
Research and development	$139,997	$-	$-	$94,968	$-	$234,965
Marketing	$370,584	$234,760	$-	$41,176	$-	$646,520
Stock based compensation	$122,964	$111,472	$-	$126,654	$265,478	$626,568
General and administrative	$29,120	$80,377	$-	$54,341	$2,029,186	$2,193,024
Depreciation and amortization	$1,489	$43,001	$-	$40,917	$72,589	$157,996
Total operating expenses	$723,757	$822,618	$-	$647,163	$3,401,570	$5,595,108

Interest expense	$(17,048)	$-	$-	$-	$(656,646)	$(673,694)
All other expenses	$-	$-	$-	$-	$(2,875,832)	$(2,875,832)

Other expenses, net	$(17,048)	$-	$-	$-	$(3,532,478)	$(3,549,527)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(1,013,740)	$(1,008,360)	$-	$(570,197)	$(6,934,048)	$(9,526,346)

	Creatd	Creatd	Creatd	Creatd
	Labs	Ventures	Studios	Partners	Corporate	Total

Net revenue	$852,969	$646,745	$28,983	$594,667	$-	$2,123,364
Cost of revenue	$728,357	$895,386	$2,500	$183,731	$-	$1,809,974
Gross margin	$124,612	$(248,641)	$26,483	$410,936	$-	$313,390

Compensation	$1,123,325	$314,471	$128,862	$80,817	$3,529,445	$5,176,920
Research and development	$721,088	$-	$-	$-	$-	$721,088
Marketing	$-	$276,189	$-	$693,039	$-	$969,228
Stock based compensation	$-	$-	$-	$-	$8,283,267	$8,283,267
General and administrative	$114,169	$142,373	$95,373	$26,100	$2,988,730	$3,366,745
Depreciation and amortization	$-	$41,972	$-	$-	$101,235	$143,207
Total operating expenses	$1,958,582	$775,005	$224,235	$799,956	$14,902,677	$18,660,455

Interest expense	$(37,881)	$(7,830)	$-	$-	$(587,097)	$(632,808)
All other expenses	$(31,182)	$-	$-	$-	$(4,329,082)	$(4,360,264)

Other expenses, net	$(69,063)	$(7,830)	$-	$-	$(4,916,179)	$(4,993,072)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(1,903,033)	$(1,031,476)	$(197,752)	$(389,020)	$(19,818,856)	$(23,340,137)

	Creatd	Creatd	Creatd	Creatd
	Labs	Ventures	Studios	Partners	Corporate	Total

Net revenue	$1,138,904	$1,237,542	$-	$1,621,044	$-	$3,997,490
Cost of revenue	$1,917,039	$1,706,586	$-	$1,147,526	$-	$4,771,151
Gross margin	$(778,135)	$(469,044)	$-	$473,518	$-	$(773,661)

Compensation	$724,423	$49,735	$-	$198,074	$2,538,495	$3,510,727
Research and development	$408,810	$-	$-	$277,321	$-	$686,131
Marketing	$2,301,994	$1,458,280	$-	$255,777	$-	$4,016,051
Stock based compensation	$755,284	$684,697	$-	$777,948	$1,630,649	$3,848,578
General and administrative	$(482,093)	$1,317,924	$-	$834,413	$6,032,192	$7,702,436
Depreciation and amortization	$4,166	$120,282	$-	$114,453	$203,042	$441,943
Total operating expenses	$3,712,584	$3,630,918	$-	$2,457,986	$10,404,378	$20,205,866

Interest expense	$(34,095)	$-	$-	$-	$(673,855)	$(707,950)
All other expenses	$-	$-	$-	$-	$(3,424,854)	$(3,424,854)

Other expenses, net	$(34,095)	$-	$-	$-	$(4,098,709)	$(4,132,804)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(4,524,814)	$(4,099,962)	$-	$(1,984,468)	$(14,503,087)	$(25,112,331)

Note 13 – Segment Information

We operate in three reportable segments: Creatd Labs, Creatd Ventures, and Creatd Partners. Our segments were determined based on the economic characteristics of our products and services, our internal organizational structure, the manner in which our operations are managed and the criteria used by our Chief Operating Decision Maker (CODM) to evaluate performance, which is generally the segment’s operating losses.

Operations of:	Products and services provided:
Creatd Labs

Creatd Labs is the segment focused on development initiatives. Creatd Labs houses the Company’s proprietary technology, including its flagship platform, Vocal, as well as oversees the Company’s content creation framework, and management of its digital communities. Creatd Labs derives revenues from Vocal creator subscriptions, platform processing fees and technology licensing fees.

Creatd Ventures	Creatd Ventures builds, develops, and scales e-commerce brands. This segment generates revenues through product sales of its two majority-owned direct-to-consumer brands, Camp and Dune Glow Remedy.

Creatd Partners	Creatd Partners fosters relationships between brands and creators through its suite of agency services, including content marketing (Vocal for Brands), performance marketing (Seller’s Choice), and influencer marketing (WHE Agency). Creatd Partners derives revenues in the form of brand fees and talent management commissions.

The following tables present certain financial information related to our reportable segments and Corporate:

	As of December 31, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$11,217	$228,206	$-	$239,423
Prepaid expenses and other current assets	23,712	40,681	-	64,154	128,547
Deposits and other assets	629,955	2,600	-	164,676	797,231
Intangible assets	-	207,301	-	22,783	230,084
Goodwill	-	46,460	-	-	46,460
Inventory	30,125	374,845	-	-	404,970
All other assets	-	-	-	2,973,034	2,973,034
Total Assets	$683,792	$683,104	$228,206	$3,224,647	$4,819,749

Accounts payable and accrued liabilities	$8,495	$1,635,298	$509,931	$5,411,996	$7,565,720
Note payable, net of debt discount and issuance costs	130,615	184,160	-	1,368,919	1,683,694
Deferred revenue	275,017	-	24,392	-	299,409
All other Liabilities	-	-	-	7,774,125	7,774,125
Total Liabilities	$414,217	$1,819,458	$534,323	$14,555,040	$17,322,948

	As of December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$2,884	$334,556	$-	$337,440
Prepaid expenses and other current assets	48,495	-	-	188,170	236,665
Deposits and other assets	626,529	-	-	92,422	718,951
Intangible assets	-	1,637,924	783,676	11,241	2,432,841
Goodwill	-	25,139	1,349,696	-	1,374,835
Inventory	-	106,403	-	-	106,403
All other assets	-	-	-	3,966,124	3,966,124
Total Assets	$675,024	$1,772,350	$2,467,928	$4,257,957	$9,173,259

Accounts payable and accrued liabilities	$9,693	$766,253	$6,232	$2,948,362	$3,730,540
Note payable, net of debt discount and issuance costs	313,979	-	-	1,028,685	1,342,664
Deferred revenue	161,112	13,477	59,570	-	234,159
All other Liabilities	-	-	-	177,644	177,644
Total Liabilities	$484,784	$779,730	$65,802	$4,154,691	$5,485,007

	For the year December 30, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,616,278	$1,456,593	$1,723,603	$-	$4,796,474
Cost of revenue	2,000,970	2,807,285	1,300,951	-	6,109,206
Gross margin (loss)	(384,692)	(1,350,692)	422,652	-	(1,312,732)

Compensation	1,794,003	826,185	931,158	1,127,044	4,678,390
Research and development	606,211	-	345,203	-	951,414
Marketing	2,722,579	1,675,083	302,509	-	4,700,171
Stock based compensation	864,507	781,928	887,627	1,649,782	4,183,844
General and administrative not including depreciation, amortization, or Impairment	246,540	592,210	509,757	7,675,921	9,024,428
Depreciation and amortization	-	143,360	132,683	316,096	592,139
Impairment of intangibles	213,141	365,732	-	3,009,121	3,587,994

Total operating expenses	$4,439,837	$3,558,313	$2,177,779	$12,650,920	$27,718,380

Interest expense	(33,938)	298	-	(787,411)	(821,051)
All other expenses	-	-	-	(5,824,152)	(5,824,152)
Other expenses, net	(33,938)	298	-	(6,611,563)	(6,645,203)

Loss before income tax provision	$(4,858,467)	$(4,908,707)	$(1,755,127)	$(19,262,483)	$(35,676,315)

	For the year ended December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,926,374	$90,194	$2,283,149	$-	$4,299,717
Cost of revenue	3,186,240	148,989	1,964,808	-	5,300,037
Gross margin	(1,259,866)	(58,940)	318,341	-	(1,000,320)

Research and development	758,293	131	225,104	-	983,528
Marketing	8,182,935	-	962,698	481,349	9,626,982
Stock based compensation	1,727,021	1,560,546	1,884,986	4,488,615	9,661,168
Impairment of goodwill	-	-	1,035,795	-	1,035,795
General and administrative not including depreciation, amortization, or Impairment	3,918,130	1,665,783	1,600,212	2,791,236	9,975,360
Depreciation and amortization	-	100,633	252,730	44,076	397,440
Impairment of intangibles	-	-	688,127	-	688,127

Total operating expenses	$14,586,379	$3,327,093	$6,649,652	$11,803,003	$32,368,400

Interest expense	(12,706)	-	-	(359,400)	(372,106)
All other expenses	-	-	-	(3,638,327)	(3,638,327)
Other expenses, net	(12,706)			(3,997,727)	(4,010,433)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(15,858,951)	$(3,385,888)	$(6,331,311)	$(11,803,003)	$(37,379,153)